INVESTMENT AND OTHER REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Disclosure of Investment and Other Revenue
The components of investment and other revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2024	2023	2022
Investment income	$66	$274	$518
Fee revenue	468	436	285
Interest income	148	179	88
Dividend income	77	66	114
Other	34	5	—
Total investment and other revenue	$793	$960	$1,005